RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS (Details) (USD $)	1 Months Ended	12 Months Ended		57 Months Ended						9 Months Ended
	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Dec. 31, 2012	Aug. 20, 2012	Jan. 01, 2012	Dec. 31, 2011	Sep. 01, 2011	Dec. 31, 2012 Sutter Buttes Llc [Member]	Dec. 31, 2012 Sutter Lease [Member] acre	Dec. 31, 2012 Carlson Lease [Member]	Apr. 22, 2012 Sacramento Lease [Member]	Mar. 31, 2012 Office and Laboratory [Member]	Jan. 01, 2012 Office and Laboratory [Member]
Lease agreement rent per month									$ 1,000
Payment Due For Lease Agreement		48,000		48,000
Lease agreement, increased rent, per month							1,500							75,000	500
Land lease agreement, aggregate rent amount					107,600	1,000		1,000
Payments for Rent										250,000	250,000
Area of Land											1,000
Lease Expiration Date											May 01, 2014	May 01, 2017
Related Party Rent		8,500	0	8,500							83,333
Due from Related Parties											166,666
Advance payment on related party lease, current		0		0	125,000						125,000
Advance payment on related party lease, net of current portion		0		0	41,666						41,666
Security deposit		1,500	0	1,500	2,500							1,500	1,000
Monthly Payments For Rent												$ 2,300
Lease Agreement Expiry Term	5 years										24 months
Lease Agreement Expiry Date	Sep. 01, 2016